Equity-accounted investee	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [Abstract]
Equity-accounted investee

11. Equity-accounted investee

On December 11, 2017, the Company announced that the restructuring of JV Inkai outlined in the implementation agreement dated May 27, 2016 with Kazatomprom and JV Inkai closed and would take effect January 1, 2018. As a result of the restructuring, Cameco’s ownership interest was adjusted to 40% (previously 60%) and Cameco began accounting for JV Inkai on an equity basis, prospectively, as of January 1, 2018 as it was concluded Cameco no longer has joint control over the joint venture.

JV Inkai is the operator of the Inkai uranium deposit located in Kazakhstan. Cameco holds a 40% interest and Kazatomprom holds a 60% interest in JV Inkai. JV Inkai is a uranium mining and milling operation that utilizes in-situ recovery (ISR) technology to extract uranium. The participants in JV Inkai purchase uranium from Inkai and, in turn, derive revenue directly from the sale of such product to third-party customers.

The following tables summarize the financial information of JV Inkai (100%) at December 31, 2018:

2018

Cash and cash equivalents	$41,717
Other current assets	160,784
Non-current assets	407,816
Current liabilities	(151,728)
Non-current liabilities	(41,746)

Net assets	$416,843

2018

Revenue from products and services	$203,359
Cost of products and services sold	(52,172)
Depreciation and amortization	(27,504)
Finance income	160
Finance costs	(6,251)
Other expense	(30,419)
Income tax expense	(20,860)

Net earnings	66,313

Cameco's share	26,525
Adjustments(a)	5,796

Cameco's share of net earnings	$32,321

The following table reconciles the summarized financial information to the carrying amount of Cameco’s interest in JV Inkai:

2018

Cameco's share of net assets, beginning of year before restructuring	$236,857
Adjustments(a)	(75,257)

Carrying amount in the statement of financial position, beginning of year before restructuring	161,600

Share of net earnings	26,525
Gain on restructuring [note 20]	43,120
Impact of foreign exchange	(6,539)
Adjustments(b)	5,796

Carrying amount in the statement of financial position at December 31, 2018	$230,502

(a) In addition to its proportionate share of earnings from JV Inkai, Cameco records certain consolidating adjustments to eliminate unrealized profit and amortize historical differences in accounting policies. This amount is amortized to earnings over units of production.

(b) Following the restructuring, in addition to the adjustments noted in (a), Cameco also amortizes the fair values assigned to assets and liabilities at the time of the restructuring over units of production.